INVENTORY, NET	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY, NET

NOTE 5 – INVENTORY, NET

Inventory consists primarily of finished goods. The Company provides an allowance for any slow-moving or obsolete inventory. As of December 31, 2023, and March 31, 2023, inventory consists of the following:

	December 31, 2023	March 31, 2023

Finished Goods	$3,033,714	$2,517,046
Allowance for inventory obsolescence	(843,034)	(880,926)
	$2,190,680	$1,636,120

NOTE 7 – INVENTORY, NET

Inventory consists of the following:

	As of March 31,
	2023	2022
Finished Goods	$2,517,046	$4,482,291
Allowance for obsolescence	(880,926)	(108,055)
	$1,636,120	$4,374,236

The decrease in finished goods as of March 31, 2023, compared to as of March 31, 2022, reflects the decline in sales volume for the Company.

The following table reflects the activity in the allowance for inventory obsolescence for the periods presented:

	Fiscal Year Ended March 31,
	2023	2022
Balance at beginning of fiscal year	$108,055	$85,058
Provision for estimated obsolescence	1,788,999	635,137
Write-offs and recoveries	(1,016,128)	(612,140)
Balance at end of fiscal year	$880,926	$108,055